As filed with the Securities and Exchange Commission on August 18, 2005
                                            1933 Act Registration No. 333-61592
                                            1940 Act Registration No. 811-05721
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 11 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 102 /X/

                  Lincoln National Variable Annuity Account H
                           (Exact Name of Registrant)

                            American Legacy III View

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x /  immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on _______________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on ___________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company

                   Lincoln National Variable Annuity Account H
                           American Legacy III View

                       Supplement dated September 1, 2005
                       to the Prospectus dated May 1, 2005


Please keep this Supplement with your current American Legacy III View Prospectus and retain it for reference. This Supplement replaces the discussion currently in your prospectus regarding the death benefits available under i4LIFE(R) Advantage. No action is required on your part unless you wish to elect the i4LIFE(R) Advantage.

Effective on or about September 1, 2005 (depending on state availability), the i4LIFE(R) Advantage Guarantee of Principal death benefit will be available to owners of both qualified (IRA and Roth IRA) and non-qualified contracts who elect i4LIFE(R) Advantage. The i4LIFE(R) Advantage Guarantee of Principal death benefit option is not available to existing contractowners if the Account Value death benefit was in force prior to electing i4LIFE(R) Advantage. The i4LIFE(R) Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB) is available to existing contractowners only if the EGMDB (or more expensive death benefit option) was in force prior to electing i4LIFE(R) Advantage.

Once i4LIFE(R) Advantage begins, any prior death benefit election will terminate. The death benefit proceeds under the new death benefit may be less than the amount that would have been paid under the death benefit in effect before i4LIFE(R) Advantage began. The death benefit options described in this supplement are only available during the Access Period.

Effective Date

If the i4LIFE(R) Advantage Guarantee of Principal death benefit is elected at contract issue, then the benefit will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our home office), the benefit will be effective on the next valuation date following approval by us.

Charges

If you elect i4LIFE(R) Advantage, your Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) will be:

                                                                                                    i4LIFE(R) Advantage
                                                     i4LIFE(R) Advantage    i4LIFE(R) Advantage     Enhanced Guaranteed
                                                        Account Value     Guarantee of Principal   Minimum death benefit
                                                        death benefit         death benefit             (EGMDB)
------------------------------------------------ ---------------------- ------------------------- -------------------------
o        Total charge for i4LIFE(R) Advantage              2.00%                   2.05%                     2.30%
o        Guaranteed Income Benefit charge                   .50%                    .50%                      .50%
                                                           ----                     ----                      ----
o        Total annual charge for i4LIFE(R)                 2.50%                   2.55%                     2.80%
         Advantage w/ GIB

For a complete listing of charges, see Expense tables in the prospectus.


i4LIFE(R) Advantage Account Value death benefit. The i4LIFE(R)Advantage Account Value death benefit is available for both qualified and non-qualified annuity contracts. This benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. The charge under this death benefit is equal to an annual rate of 2.00% (or 2.50% if the Guaranteed Income Benefit is elected) of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.

i4LIFE(R) Advantage Guarantee of Principal death benefit. The i4LIFE(R) Advantage Guarantee of Principal death benefit is available for both qualified and non-qualified contracts. This benefit will be equal to the greater of:

o the Account Value as of the valuation date we approve the payment of the claim; or
o the sum of all purchase payments, minus all death benefit reductions where:
        o each death benefit reduction of purchase payments for a regular income payment will be for the dollar amount of the regular income payment; and
        o each death benefit reduction of purchase payments for all other withdrawals will be deducted on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract or Account value, depending on the terms of your contract.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract or Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The charge under this death benefit is equal to an annual rate of 2.05% (or 2.55% if the Guaranteed Income Benefit is elected) of the net asset value of the Account Value in the VAA.

During the Access Period, contracts with the i4LIFE(R)Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE(R) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE(R) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE(R) Advantage Guarantee of Principal death benefit.

i4LIFE(R) Advantage EGMDB. If you own a non-qualified annuity contract, you may also elect the i4LIFE(R) Advantage EGMDB. (This benefit is not available with qualified contracts.) The benefit is the greatest of:
o the Account Value as of the valuation date on which we approve the payment of the claim; or
o the ABE Enhancement Amount (if elected at the time of application) [See the prospectus for the discussion under Accumulated Benefit Enhancement (ABESM)] specified on your contract benefit page as applicable on the date of death, plus the sum of all purchase payments, minus all death benefit reductions where
        o each death benefit reduction of the Enhancement Amount and purchase payments for a regular income payment will be for the dollar amount of the regular income payment; and
        o each death benefit reduction of the Enhancement Amount and purchase payments for all other withdrawals will be deducted on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract or Account value, depending on the terms of your contract; or
o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract or Account Value, depending upon the terms of your contract.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE(R) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.

The charge under this death benefit is equal to an annual rate of 2.30% (or 2.80% if the Guaranteed Income Benefit is elected) of the net asset value of the Account Value in the VAA.

During the Access Period, contracts with the i4LIFE(R)Advantage EGMDB may elect to change to the i4LIFE(R) Advantage Guarantee of Principal death benefit or Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE(R) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE(R) Advantage EGMDB.

General Provisions

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE(R) Advantage will terminate. A spouse beneficiary may start a new i4LIFE(R) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

        1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
        2. written authorization for payment; and
        3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code
Section 74(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters in the prospectus.

If the contract is continued, upon notification to Lincoln Life of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

For both qualified and non-qualified contracts, following the Access Period, there is no death benefit.


               Please retain this supplement for future reference.



If you wish to sign up for e-delivery of your annuity documents, please visit www.AmericanLegacy.com or call the American Legacy customer service line at 1-800-942-5500 for details about this service.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

           Lincoln National Variable Annuity Account C - Multi-Fund(R)
          Lincoln National Variable Annuity Account C - Multi-Fund(R) 5
        Lincoln National Variable Annuity Account E - The American Legacy
     Lincoln National Variable Annuity Account H - American Legacy Products
      Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus Products Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus II Products
 Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus Assurance Products

                 Supplement to the Prospectus Dated May 1, 2005


            Lincoln National Variable Annuity Account C - eAnnuity(R)
 Lincoln Life Variable Annuity Account W - Wells Fargo New DirectionsSM Products

                 Supplement to the Prospectus Dated May 1, 2004


      Lincoln Life Variable Annuity Account T - Individual Variable Annuity

                 Supplement to the Prospectus Dated May 1, 2003


This supplement describes two new features that are applicable to your variable annuity. No action is required on your part. Please refer to your product prospectus if you need further information on additional features of your annuity.

The contracts - Surrender Form. Beginning October 15, 2005, all surrender requests must be submitted on the Lincoln Life Surrender Form available from the Home Office. This form can be obtained by calling the toll-free customer service number listed in your prospectus, or by logging into your account at www.lfg.com.

The contracts - SecureLine(R) Account

The SecureLine(R) account is a special service that we offer in which your death benefit or surrender proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine(R) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine(R) account.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into the account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine(R) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

               Please retain this supplement for future reference.

                                     PART A

The prospectus for the American Legacy III View variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 10
(File No. 333-61592) filed on April 19, 2005.



                                     PART B

The Statement of Additional Information for the American Legacy III View variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-61592) filed on April 19, 2005.

                  Lincoln National Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-61592) filed on April 19, 2005.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-61592) filed on April 19, 2005.

     Statement of Assets and Liabilities - December 31, 2004

     Statement of Operations - Year ended December 31, 2004

     Statements of Changes in Net Assets - Years ended December 31, 2004 and
     2003

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-61592) filed on April 19, 2005.

     Consolidated Balance Sheets - December 31, 2004 and 2003

     Consolidated Statements of Income - Years ended December 31, 2004, 2003, and 2002

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002

     Consolidated Statements of Cash Flows - Years ended December 31, 2004, 2003, and 2002

     Notes to Consolidated Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2) None.

(3) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-61592) filed on April 7, 2004.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

   (c) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

   (d) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (e) Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

   (f) DCA Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

   (g) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (h) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 11, 2001.

   (i) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-61592) filed on October 11, 2002.

   (j) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-61592) filed on October 11, 2002.

   (k) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (l) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (m) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (n) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (o) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (p) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (q) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (r) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (s) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (t) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (u) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (v) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (w) Enhanced Guaranteed Minimum Death Benefit (32149) Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (x) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

   (y) Variable Annuity Income Rider (I4L NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-61592) filed on April 7, 2004.

   (z) Variable Annuity Income Rider (I4L Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-61592) filed on April 7, 2004.

   (aa) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (ab) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ac) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ad) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ae) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company incorporated by reference to Lincoln National Growth and Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

   (b) Amendment dated January 3, 2001 to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (c) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-61592) filed on April 19, 2005.

(9) Opinion and Consent of Mary Jo Ardington, Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(10) Consent of Independent Registered Public Accounting Firm

(11) Not applicable

(12) Not applicable

(13) Not applicable

(14) Not applicable

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 33-27783) filed on June 29, 2005.

(16) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-68842) filed on April 13, 2005.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   -----------------------------------------------------------------------
Frederick J. Crawford**       Director
Donna D. DeRosa***            Senior Vice President, Chief Operating Officer and Director
Jude T. Driscoll****          Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
John H. Gotta***              President and Director
Barbara Kowalczyk**           Director
Gary W. Parker***             Senior Vice President and Chief Product Officer
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Michael S. Smith*             Senior Vice President, Chief Financial Officer, Chief Risk Officer and
                              Director
Eldon J. Summers*             Treasurer and Second Vice President
C. Suzanne Womack**           Secretary and Second Vice President

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

         ** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

        *** Principal business address is 350 Church Street, Hartford, CT 06103

         **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2005 there were 300,518 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 18th day of August, 2005.


      Lincoln National Variable Annuity Account H (Registrant)
      American Legacy III View
      By:   /s/ Rise' C.M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Vice President, The Lincoln National Life Insurance Company
            (Title)

        THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Heather Dzielak
            ------------------------------------
            Heather Dzielak
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
           (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 18, 2005.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
John A. Gotta
*                                Senior Vice President, Chief Financial Officer, Chief Risk
------------------------------   Officer and Director (Principal Financial Officer/Principal
Michael S. Smith                 Accounting Officer)

*                                Director
------------------------------
Frederick J. Crawford
*                                Senior Vice President, Chief Operating Officer and Director
------------------------------
Donna D. DeRosa
*                                Director
------------------------------
Jude T. Driscoll
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek

*By:/s/ Rise' C.M. Taylor        Pursuant to a Power of Attorney
 ---------------------------
  Rise' C.M. Taylor